Goodwill and Other Intangible Assets Intangible Assets Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite lived intangible assets future amortization expense [Line Items]
2012						$ 186
2013					432
2014				425
2015			420
2016		408
2017	$ 397